Condensed Financial Information Parent Company Only	12 Months Ended
Dec. 31, 2012
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
Schedule Of Condensed Financial Statements

(19) Condensed Financial Information - Parent Company Only

The following are the condensed balance sheets, statements of income, and statements of cash flows for Canandaigua National Corporation (in thousands).

Balance Sheets
	December 31,

	2012	2011
Assets:
Cash in subsidiary bank	$5,815	6,825
Cash in other banks	6,311	4,430
Securities available for sale	1,145	946
Investment in Bank	157,512	150,301
Investment in nonbank subsidiaries	26,054	27,993
Other assets	5,709	6,984

Total assets	$202,546	197,479

Liabilities:
Junior subordinated debentures	$51,547	51,547
Other liabilities	6,636	10,694

Total liabilities	58,183	62,241

Equity	144,363	135,238

Total liabilities and stockholders' equity	$202,546	197,479

Statements of Income
	Years ended December 31,

	2012	2011	2010

Dividends from Bank	$15,600	12,960	7,200
Other income	79	64	56
Loss on securities available for sale	-	(34)	(40)
Interest and other expenses	(2,461)	(2,722)	(3,105)

Income before undistributed income of subsidiaries	13,218	10,268	4,111
Undistributed current year income of subsidiaries	6,012	6,001	13,540

Income before taxes	19,230	16,269	17,651
Income tax (expense) benefit	(393)	43	5

Net income	$18,837	16,312	17,656

Statements of Income
	Years ended December 31,

	2012	2011	2010

Dividends from Bank	$15,600	12,960	7,200
Other income	79	64	56
Loss on securities available for sale	-	(34)	(40)
Interest and other expenses	(2,461)	(2,722)	(3,105)

Income before undistributed income of subsidiaries	13,218	10,268	4,111
Undistributed current year income of subsidiaries	6,012	6,001	13,540

Income before taxes	19,230	16,269	17,651
Income tax (expense) benefit	(393)	43	5

Net income	$18,837	16,312	17,656

Statements of Cash Flow
	Years ended December 31,

	2012	2011	2010
Cash flows from operating activities
Net income	$18,837	16,312	17,656
Adjustments to reconcile net income to net cash
from operating activities:
Depreciation, amortization and accretion	-	-	24
Undistributed current year earnings of subsidiaries	(6,012)	(6,001)	(13,540)
Loss on securities available for sale	-	34	40
Other	(1,224)	(2,935)	1,432

Net cash provided by operating activities	11,601	7,410	5,612

Cash flows from investing activities:
Proceeds from transactions of securities available for sale	-	62	1,499
Payment for acquisition of WBI net of cash acquired	(2,500)	(2,250)	-
Investment in subsidiaries	-	(5)	(501)
Purchases of other investments, net	-	-	(331)
Fixed assets sold to subsidiary	-	-	453

Net cash (used in) provided by investing activities	(2,500)	(2,193)	1,120

Cash flows from financing activities:
Payments for treasury stock transactions, net	(151)	(173)	(147)
Tax benefit from stock option exercise	1,122	-	232
Change in noncontrolling interest, net	(226)	2,364	-
Dividends paid	(8,975)	(5,405)	(5,121)

Net cash used in financing activities	(8,230)	(3,214)	(5,036)

Net increase in cash	871	2,003	1,696
Cash at beginning of year	11,255	9,252	7,556

Cash at end of year	$12,126	11,255	9,252